Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	eqat5_SupplementTextBlock

EQ ADVISORS TRUSTSM – FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the EQ/Franklin Templeton Allocation Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) changes to the benchmark information for the Portfolio; and (ii) additional risks and related information associated with these changes.

Information Regarding

EQ/Franklin Templeton Allocation Portfolio

On June 7, 2012, the Board of Trustees of the Trust (“Board”) approved (i) a change to one of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index; and (ii) the elimination of the Morgan Stanley Capital International (“MSCI”) EAFE® Index (Europe, Australasia, Far East) as a benchmark index. In addition, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

As of that date, information in the section of the Prospectus entitled “Investments, Risks and Performance – The Principal Risks” is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), and Volatility Managed Index-Large Cap Core (“VMI-LCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

In addition, as of that date, information in the section of the Prospectus entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (April 30, 2007)
EQ/Franklin Templeton Allocation Portfolio – Class IA Shares	-3.81%	-2.53%	-2.13%
EQ/Franklin Templeton Allocation Portfolio – Class IB Shares	-3.93%	-2.74%	-2.35%
EQ/Franklin Templeton Allocation Portfolio – Class K Shares	-3.81%	-2.53%	-2.13%
S&P 500 Index	5.45%	0.22%	0.55%
Barclays Intermediate U.S. Government/Credit Index (“BIG/C”)	5.42%	6.01%	5.69%
66% VMI–LCC / 17% VMI – International / 17% BIG/C	-0.19%	3.00%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	6.35%
MSCI EAFE Index++	-13.83%	-6.10%	-5.57%
+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.
++ Effective June 30, 2012, the Portfolio will no longer compares its performance to that of the MSCI EAFE Index.

*****

EQ/Franklin Templeton Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	eqat5_SupplementTextBlock

EQ ADVISORS TRUSTSM – FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

SUPPLEMENT DATED JULY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012

This Supplement updates certain information contained in the Prospectus dated May 1, 2012, of EQ Advisors Trust (“Trust”) regarding the EQ/Franklin Templeton Allocation Portfolio (“Portfolio”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about (i) changes to the benchmark information for the Portfolio; and (ii) additional risks and related information associated with these changes.

Information Regarding

EQ/Franklin Templeton Allocation Portfolio

On June 7, 2012, the Board of Trustees of the Trust (“Board”) approved (i) a change to one of the Portfolio’s benchmark indexes from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index; and (ii) the elimination of the Morgan Stanley Capital International (“MSCI”) EAFE® Index (Europe, Australasia, Far East) as a benchmark index. In addition, the Board approved an additional benchmark created by the Portfolio’s manager, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) to show how the Portfolio’s performance compares with the return of a blended index that more closely reflects the returns of asset classes in which the Portfolio invests.

As of that date, information in the section of the Prospectus entitled “Investments, Risks and Performance – The Principal Risks” is revised to include the following additional risk:

Custom Benchmark Risk: Portions of a benchmark against which the Portfolio’s performance is measured, the Volatility Managed Index – International (“VMI-International”), and Volatility Managed Index-Large Cap Core (“VMI-LCC”), were created by the Manager to show how the Portfolio’s performance compares with the returns of a volatility managed index. There is no guarantee that the Portfolio will outperform these benchmarks.

In addition, as of that date, information in the section of the Prospectus entitled “Investments, Risks, and Performance – Risk/Return Bar Chart and Table - Average Annual Total Returns” is deleted in its entirety and replaced with the following information:

Average Annual Total Returns
	One Year	Five Years	Since Inception (April 30, 2007)
EQ/Franklin Templeton Allocation Portfolio – Class IA Shares	-3.81%	-2.53%	-2.13%
EQ/Franklin Templeton Allocation Portfolio – Class IB Shares	-3.93%	-2.74%	-2.35%
EQ/Franklin Templeton Allocation Portfolio – Class K Shares	-3.81%	-2.53%	-2.13%
S&P 500 Index	5.45%	0.22%	0.55%
Barclays Intermediate U.S. Government/Credit Index (“BIG/C”)	5.42%	6.01%	5.69%
66% VMI–LCC / 17% VMI – International / 17% BIG/C	-0.19%	3.00%	n/a
Barclays U.S. Aggregate Bond Index+	7.47%	6.79%	6.35%
MSCI EAFE Index++	-13.83%	-6.10%	-5.57%
+ Effective June 30, 2012, the Portfolio changed one of its broad-based benchmarks from the Barclays U.S. Aggregate Bond Index to the Barclays Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the investment manager believes the new benchmark represents a better comparison against which to measure the Portfolio’s performance. Performance information for the Portfolio shown above is as of June 30, 2012.
++ Effective June 30, 2012, the Portfolio will no longer compares its performance to that of the MSCI EAFE Index.

*****